Income Taxes - Summary of Net Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 29, 2014	Mar. 30, 2013
Deferred tax assets:
Loss and tax credit carry forwards	$ 41,889	$ 41,776
Difference between book and tax basis of property and equipment	2,344	2,746
Interest expense limitations carry forward	7,525	6,292
Inventory allowances	608	759
Other reserves not currently deductible	724	874
Capital lease obligation	3,204	3,617
Expenses not currently deductible	419	439
Other	96	104
Net deferred tax asset before valuation allowance	56,809	56,607
Valuation allowance	(56,809)	(56,607)
Net deferred tax asset	$ 0	$ 0